NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2016
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives for depreciation and amortization by major asset classes

Leasehold improvements	6 to 15 years
Furniture and fixtures	4 to 20 years
Computers	5 years
Assets under capital leases, primarily office equipment	5 to 7 years

Schedule of useful lives for amortization by major asset classes

Customer relationships	15 years
Noncompete agreement	3 years
Favorable lease	3 years
License	3 years
Trademarks	2 to 10 years